Equity offerings and drilling unit sale transactions with Seadrill Partners (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Dec. 13, 2013	Oct. 18, 2013	Oct. 24, 2012	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	May 17, 2013	Oct. 31, 2013
Seadrill Partners LLC
Drilling units [Line Items]
Offering Price	$ 29.5	$ 32.29	$ 22.00
Gross proceeds from public	$ 380	$ 0	$ 221
Net proceeds from public	365	0	203
Non-controlling Interest
Drilling units [Line Items]
Proceeds from Issuance of Common Limited Partners Units And Impact on Non-Controlling Interest		19		83		102
Issuance of common units by Seadrill Partners LLC to public					137
West Leo
Drilling units [Line Items]
Ownership percentage disposed	30.00%
Sale price	1,250
Debt assumed	486
Working capital adjustments	35
West Sirius
Drilling units [Line Items]
Ownership percentage disposed	51.00%
Sale price	1,035
Debt assumed	220
Working capital adjustments	(107)
T-16
Drilling units [Line Items]
Ownership percentage disposed		100.00%
Sale price		200
Debt assumed		93
Working capital adjustments		39
T-15
Drilling units [Line Items]
Ownership percentage disposed							100.00%
Sale price							210
Debt assumed							101
Working capital adjustments							35
T-15 | Seadrill Partners LLC
Drilling units [Line Items]
Loans receivable, related parties							$ 110.0
Stock Issued to Reporting Entity | Seadrill Partners LLC
Drilling units [Line Items]
Number of common units issued	3,394,916	3,310,622	14,752,525	3,394,916				3,310,622
Underwrite Placement | Seadrill Partners LLC
Drilling units [Line Items]
Number of common units issued	1,680,000
Stock Issued to Public | Seadrill Partners LLC
Drilling units [Line Items]
Number of common units issued	12,880,000	0	10,062,500	12,880,000